Related Party Transactions and Balances (Details) - Schedule of purchased commodity products from related party vendors - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions and Balances (Details) - Schedule of purchased commodity products from related party vendors [Line Items]
Purchase of commodity products		$ 1,256,218	$ 21,205,050	$ 1,256,218	$ 16,744,094	$ 100,180
Yangzhou TD [Member]
Related Party Transactions and Balances (Details) - Schedule of purchased commodity products from related party vendors [Line Items]
Purchase of commodity products			6,801,614		12,612,921
Yunfeihu [Member]
Related Party Transactions and Balances (Details) - Schedule of purchased commodity products from related party vendors [Line Items]
Purchase of commodity products			1,641,373		3,938,746
TD International Trade [Member]
Related Party Transactions and Balances (Details) - Schedule of purchased commodity products from related party vendors [Line Items]
Purchase of commodity products		$ 1,256,218	$ 1,121,386	$ 1,256,218	192,427
Qianhai Baiyu [Member]
Related Party Transactions and Balances (Details) - Schedule of purchased commodity products from related party vendors [Line Items]
Purchase of commodity products						$ 100,180